Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

AFH Holding & Advisory LLC

The Company and MTF entered into a letter agreement with AFH Holdings & Advisory, LLC (“AFH”) dated May 7, 2014 (the “AFH/MTF Agreement”). Amir Heshmatpour is the controlling party of AFH and an affiliate and board observer of the Company. The AFH Agreement contemplated among other things (a) the sale of Notes in the principal amount of $50,000 and warrants to purchase common stock, and (b) certain assistance to be provided by AFH in connection with the Merger, the subsequent quotation of the Company’s common stock, procuring private funding and a possible initial public offering. In consideration of AFH’s advisory services, the Company granted to AFH certain anti-dilution protection arising from future issuances of the Company’s common stock. The Company granted to each of AFH and MTF the right to appoint three members of the Board and to the original founding scientists and then minority shareholders the right to appoint one member with each of MTF and AFH having the right to appoint one individual with observer status with respect to the Board. The Company also granted to AFH the right to act as advisor to the Company on all financings for a period of two years. The AFH/MTF Agreement also granted to AFH and MTF restricted shares equal to 2.5% of the fully diluted shares of the Company (the “Milestone Shares”) at the time of completion of certain milestone targets. The milestone targets were not met and pursuant to separate side letter agreements dated August 11, 2015, the Company agreed to issue to each of AFH and MTF 867,163 shares in exchange for forfeiture of any claims to receive any Milestone Shares.

On October 28, 2015, the Company agreed (i) to issue to AFH 915,614 shares of common stock of the Company and warrants to purchase 158,229 shares of common stock and (ii) to make a payment of $275,000. The warrants have an exercise price of $1.58. The shares and warrants were issued and the payment was made to AFH as payment for advisory services rendered to the Company.

Pursuant to a letter agreement dated February 10, 2016, the Company agreed to issue a total of 1,260,255 shares of common stock of the Company to AFH. The Letter Agreement was entered into in connection with the AFH/MTF Agreement under which AFH and its affiliated entities, individuals or assignees (“AFH Group”) were entitled to 10% of the outstanding shares of common stock of the Company on a fully diluted basis (the “Share Adjustment”) after giving effect to an anticipated private placement of between $8,000,000 and $10,000,000 (the “PIPE”). In the Letter Agreement, the Company recognized that, at the time the AFH/MTF Agreement was entered into, it was not anticipated that certain events in addition to the PIPE would dilute directly or indirectly the interest of AFH Group as stockholders of the Company, including the Ninth Amendment to the UCLA License Agreement and the issuance of the Company’s Common Shares pursuant to the Professional Services Agreement with each of Dr. Chia Soo, Dr. Ben Wu, and Dr. Eric Ting discussed below. Accordingly, the Company agreed to issue the 1,260,255 shares in connection with the Share Adjustment.

In addition to the shares and warrants issued for services, AFH received cash totaling $325,000 for services during the three months ended March 31, 2016.

Amir Heshmatpour is the controlling party of AFH and an affiliate and board observer of the Company.

Musculoskeletal Transplant Foundation (MTF)

On August 11, 2015 the Company entered into the Letter Agreement, by and between, Bone Biologics Corporation and MTF to amend the Side Letter Agreement, dated September 7, 2014 (the “Letter Agreement”), by and among Bone Biologics Corporation (formerly known as Bone Biologics, Inc., the “Company”), Musculoskeletal Transplant Foundation (“MTF”) and AFH. Pursuant to the Letter Agreement, AFH and MTF are each entitled to receive shares of the Company equal to and not to exceed 2.5% of the fully diluted shares of the Company at the time of the completion of the Milestone Targets (“Milestone Shares”). The Milestone Targets have not been reached, and in consideration for the support and cooperation of MTF in trying to reach the Milestone Targets and the closing of certain financings, including the conversion of debt by MTF in order to facilitate certain financings, the Company hereby authorizes the issuance of Company Common Shares to MTF in the amount of 2.5% of the fully diluted shares, Eight Hundred Sixty Seven Thousand One Hundred Sixty-Three (867,163) Common Shares, of the Company as of the date hereof. The Company recognized $1,370,118 as general and administrative expense.

On February 22, 2016, the Company entered into a share purchase agreement with MTF, pursuant to which MTF purchased from the Company an aggregate of 731,707 shares of common stock of the Company at a price per share equal to $2.05.

On February 24, 2016 the Company entered into an Option Agreement for the Distribution and Supply of Sygnal™ demineralized bone matrix (“Sygnal”) with MTF pursuant to which:

a.	MTF grants to the Company the exclusive right and option (the “Option”) to distribute Sygnal upon the critical terms as described in the Option Agreement (the “Option Rights”). The Company will exercise the Option, if at all, by providing written notice to MTF of its intent to do so. During the term of the Option, MTF will not enter into any agreements with any third parties which include the transfer by MTF of the Option Rights.

b.	Upon the exercising of the Option, the Company will grant to MTF 700,000 shares of common stock in the Company.

c.	Within 30 days of exercising the Option, MTF will provide the Company with a written proposal of a Definitive Agreement that includes, inter alia, the Critical Terms and those other commercially reasonable terms as agreed upon by the parties. The parties will fully negotiate in good faith all of the terms of the Definitive Agreement, and any ancillary agreements thereto consistent with the Critical Terms.

d.	In the event the Company does not exercise the Option within the Term of the Option Agreement, MTF will be free to enter into any other agreement relating to the Option Rights as it deems appropriate without liability to the Company.

Sygnal is a bone void filler contouring allograft bone that has the inorganic mineral removed, leaving behind the organic “collagen” matrix.

Bruce Stroever, our Chairman of the Board, is the President and Chief Executive Officer of MTF.

Founders

The Company entered into a Letter Agreement effective October 2, 2015, with each of Dr. Chia Soo (who currently serves as a director of the Company and is a director nominee), Dr. Eric Kang Ting and Dr. Ben Wu (who currently serves as a director of the Company and is a director nominee) (collectively, the “Founders”). The Founders were three of the original shareholders of the Company. Pursuant to the Letter Agreement, the Founders agrees to deliver to the Company all past work product and past data related to NELL-1 (the “Data”) for use by the Company in its sole discretion, within the applicable licensing rights granted under the UCLA license and in exchange the Company agreed to the future issuance of an aggregate of 1,153,846 shares of the Company’s common stock. The Shares are to be equally distributed between the Founders upon the earlier of (i) the third anniversary of the Agreement and (ii) the occurrence of a Liquidity Event (as defined in the Letter Agreement). The Letter Agreement also provides the Shares with certain piggyback registration rights upon the occurrence of an equity financing by the Company. The Letter Agreement related to past work product and past data and therefore will be expensed as research and development costs upon the effective date and recorded a liability to issue shares. The Letter Agreement related to past work product and past data and therefore was expensed as research and development costs in 2015 and recorded as shares to be issued.

Founders Professional Services Agreement

Effective January 8, 2016, the Company entered into separate Professional Services Agreements with each of the Founders. Pursuant to each of the Agreements, each Founder has agreed to provide certain services to the Company, including providing strategic advice and strategic introductions to the Company’s management team as well as specific services set forth on an Exhibit to each Agreement. The Agreements are substantially identical. In consideration for the services to be rendered under the applicable Agreement, each Founder is granted 10-year stock options (the “Options”) to purchase 1,800,364 shares of the Company’s common stock corresponding to 4% of the Company’s outstanding common stock, on a fully diluted basis, at an exercise price of $1.59 per share. The shares subject to the Options will vest 25% on each of the first, second and third anniversary of the effective date and 12.5% on each of the fourth and fifth anniversary of the effective date. The options fully vest on a change of control of the Company, if the Company terminates the Agreement without cause or the Founder terminates the Agreement with cause. Additionally, beginning January 1, 2017, the Company will pay each Founder an annual consulting fee of $200,000 in cash or, at the option of the Company, in shares of its common stock valued as provided in the Agreement.

Dr. Soo and Dr. Wu are directors of the Company, and Dr. Ting is on the Company’s Scientific Advisory Board. Each of the Advisors were involved in the founding of the Company.

11. Related Party Transactions

Starting in September 2006, the Company entered into a series of consulting agreements with one of its stockholders whom previously served as Chairman, President and CEO of the Company. The Company paid $75,000 and $90,000, for the year ended December 31, 2015 and 2014, respectively, in consulting fees to this related party.

On September 19, 2014, the Company granted the consultant warrants to purchase up to 3% of the Company’s fully diluted shares of Common Stock outstanding as of the date of closing of the Merger totaling 699,671 shares of Common Stock of at a strike price of $1.00 per share, with a 7 year term to a consultant. The warrant will vest over a two year period from the effective date, with 33.33% of the shares subject to the warrant becoming vested and exercisable on the date that the consulting agreement is executed, 33.33% of the shares subject to the option becoming vested and exercisable on the date that is twelve (12) months after the effective date, and 33.34% of the shares subject to the warrant vesting and becoming exercisable on the date that is twenty four (24) months after the effective date. The initial fair value of the warrant was estimated at an aggregate value of $614,049, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 113.7%, risk-free interest rate of 2.29%, contractual term of 7 years and dividend yield of 0%. The fair value on the warrant was recorded as general and administrative expense and amortized over the term of the agreement. As of December 31, 2015, all costs associated with the warrants were recognized.

On February 29, 2015, the Company terminated the consulting contract. As per the contract, the consultant was provided a ninety (90) day notice and all warrants issued became fully vested.

In September 2014, the Company entered into a consulting agreement with MTF, which has agreed to provide the services of Mr. Michael Schuler to the Company as a contractor. Pursuant to the agreement, Mr. Schuler will serve as the Company’s Interim Chief Executive Officer for a period of 6 months. The agreement shall automatically renew for successive three (3) month periods unless either party provides written notice to the other party at least 10 days in advance of the renewal term of its decision not to renew the term. The agreement is intended to be temporary in nature and will cease once the Company retains a permanent Chief Executive Officer. There are no payments due to MTF or Mr. Schuler with respect to any change in control of the Company or termination of the consulting agreement. For the year ended December 31, 2015, the Company recognized $112,500 of expense related to this contract.

On August 17, 2015, the Company appointed Steven R. LaNeve as our full-time Chief Executive Officer and our agreement with MTF for the services of Mr. Schuler concluded.

See Note 6 for related party notes payable to MTF.

See Note 8 for related party transactions with AFH. In addition to the shares and warrants issued for services, AFH received cash for services of $408,750 during the year ended December 31, 2015.